Leases - Supplemental Lease Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average remaining lease term (years)
Operating leases	10 years	10 years
Finance leases	35 years	27 years
Weighted average discount rate (%)
Operating leases	4.00%	4.10%
Finance leases	5.10%	4.80%
Cash payments related to lease liabilities
Operating cash flows used for operating leases	$ (10)	$ (10)
Operating cash flows used for finance leases	(2)	(47)
Financing cash flows used for finance leases	(25)	(16)
Investing cash flows used for finance leases	$ (87)	$ (212)